Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Reconciliation of U.S. Federal Statutory Rate to Effective Tax Rate
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Years Ended December 31,
	2022	2021
Federal statutory income tax rate	21.0%	21.0%
State taxes, net of federal benefit	2.2%	6.3%
Research tax credits	2.2%	2.5%
Other	-3.0%	-0.1%
Increase in deferred tax asset valuation allowance	-22.4%	-29.7%

Effective income tax rate	0.0%	0.0%

Company's Deferred Tax Assets
The following table provides a summary of net deferred tax assets (in thousands):

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$5,383	$4,651
Tax credit carryforwards	1,120	483
Capitalized research and development costs	4,315	—
Accrued expenses	484	57
Share-based compensation	273	4
Lease liabilities	183	—
Organizational costs	4	5

Gross deferred tax assets	11,762	5,200
Valuation allowance	(11,566)	(5,194)

Total deferred tax assets	196	6
Deferred tax liabilities:
Right-of-use lease assets	(189)	—
Prepaid expenses	(7)	(6)

Net deferred tax assets	$—	$—

Changes in Deferred Tax Asset Valuation Allowance	During the year ended December 31, 2022, capitalized research and development expenses increased pursuant to Section 174 of the Internal Revenue Code of 1986, as amended (the “Code”). The changes in the valuation allowance for the years ended December 31, 2022 and 2021 and were as follows (in thousands):

	Years Ended December 31,
	2022	2021
Valuation allowance as of beginning of year	$5,194	$1,307
Net increases recorded to income tax provision	6,372	3,887

Valuation allowance as of end of year	$11,566	$5,194